Leases - Summary of Lease Liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	€ 29,145
Interest expense	3,256	€ 2,068	€ 954
Ending balance	70,360	29,145
Leasehold Property
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Beginning balance	29,145	17,259
Arising on business combinations		4,367
Effects of movements in exchange rates	1,118	(791)
Transfer to liabilities associated with assets held for sale		(2,038)
Additions	44,970	4,410
Modification		11,737
Disposals	(178)	(341)
Interest expense	3,256	2,068
Lease payments	(7,951)	(7,526)
Ending balance	€ 70,360	€ 29,145	€ 17,259